Note 14 - Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
US Denominated USD
Cash	877,248
Accounts receivable	170,826
Accounts payable	22,470